SHARE CAPITAL AND SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Authorized and issue share capital
As at December 31, 2011 and December 31, 2010, authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2011	2010
100,000,000 common shares of $1.00 each	100,000	100,000

Issued share capital:

(in thousands of $, except per share data)	2011	2010
80,236,252 (2010: 67, 808,200) outstanding issued common shares of $1.00 each	80,237	67,808

Treasury shares held
The number of treasury shares held by the Company is as follows:

(Number of shares in thousands)	2011	2010	2009
At January 1	150	450	350
Acquired during the year	—	—	300
Disposed of during the year	(150)	(300)	(200)
At December 31	—	150	450

(In thousands of $)	2011	2010	2009
At December 31:
Book value of treasury shares	—	2,280	6,841
Market value of treasury shares	—	2,245	5,769

Weighted average assumptions used
The weighted average assumptions used are noted in the table below:

	2011	2010	2009
Risk free interest rate	1.8%	2.0%	2.4%
Expected volatility of common stock	53.2%	56.7%	54.4%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of options (in years)	2.6 years	3.5 years	3.5 years

Summary of stock option activity
A summary of option activity (including Golar Energy options prior to cancellation in May 2011) as at December 31, 2011, 2010 and 2009, and changes during the years then ended are presented below:

(in thousands of $, except per share data)	Shares (In '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2008	2,670	$14.51	3.2
Granted during the year	4,190	$2.77
Exercised during the year	(200)	$9.89
Forfeited during the year	(1,173)	$20.16
Options outstanding at December 31, 2009	5,487	$4.51	2.2
Granted during the year	2,323	$1.62
Exercised during the year	(531)	$7.81
Options outstanding at December 31, 2010	7,279	$2.96	2.0
Exercised during the year	(1,604)	$7.46
Forfeited during the year	(285)	$5.43
Options exchanged
- Golar Energy options exchanged and cancelled	(5,438)	$1.95
- Golar LNG options issued	897	$11.84
Options outstanding at December 31, 2011	849	$10.11	1.2

Options exercisable at:
December 31, 2011	299	$9.94	0.3
December 31, 2010	2,217	$4.66	1.1
December 31, 2009	1,272	$10.12	1.2